Exhibit 99.1

UNSN 2026-2

Unison Midgard Holdings LLC

Opus Capital Markets Consultants, LLC

5718 Westheimer Road – Suite 1000 | Houston, TX 77057 | www.opuscmc.com | 224.632.1300

Executive Narrative

June 8, 2026

Performed by

Opus Capital Markets Consultants, LLC

For

Unison Midgard Holdings LLC

This report summarizes the results of a due diligence review performed on three hundred fifty-six (356) Home Equity Investment (“HEI”) loans provided by Unison Midgard Holdings LLC (“Client”). The Client provided Opus Capital Markets Consultants, LLC (the “Consultant”) with a data tape consisting of one thousand two hundred ninety-four (1,294) loans. From this population, three hundred seventy-seven (377) loans, representing 29.13% of the total pool, were randomly selected by Opus and loaded into the LauraMac underwriting software. Twenty-one (21) loans were removed from the final population.

The scope of review completed by Opus is identified as Exhibit A below.

EXHIBIT A

Opus Capital Markets Consultants, LLC

STATEMENT OF WORK

DUE DILIGENCE SERVICES

The sample selected for the review described in this scope will be selected randomly by Opus and will represent at least 18.50% (by current intrinsic value) of the statistical portfolio.

a.	Underwriting Review

Opus will review the sample to determine whether each option meets the underwriting and investment criteria, as applicable for the selected option, in effect at the time of such option’s origination, and that adequate support for the underwriting decision was contained in the related option file. The investment guidelines and calculation notes are attached as Exhibit 2. For avoidance of doubt, the following underwriting criteria will be reviewed to determine adherence to the investment guidelines:

i.	Program
ii.	Maximum Investment Size ($)
iii.	Maximum Price Appreciation (Max Investor Percentage)
iv.	Maximum Investment as % of Property
v.	Maximum Term
vi.	Minimum Pricing
vii.	Property Type / Exclusions
viii.	Home Inspection Present (if applicable)
ix.	Appraisal Present

x.	Income/Asset Verification Present
xi.	Property Condition
xii.	Debt Limit (CLTV) - allowing for a 1% degree of freedom
xiii.	Minimum Homeowner Equity
xiv.	Max # of Units
xv.	Minimum FICO Score
xvi.	Residency Requirements
xvii.	Minimum Floor and Buyout Blackout
xviii.	Property Approval
xix.	Lien Restriction
xx.	Title Restriction

For avoidance of doubt, the following underwriting criteria contained in the investment guidelines in Exhibit 2 will not be reviewed:

i.	Minimum Canada US FICO Score
ii.	Metro Concentration Limit
iii.	Minimum Mortgage Maturity
iv.	Country Limit
v.	Non-owner Occupied Limit
vi.	Individual Owner Exposure

b. Regulatory and Compliance Review

Opus will review the contract files to verify whether all contract approval conditions, origination requirements and disclosures required by the underwriter were satisfied and the information contained in the closing documents, including the application, senior mortgage statements (if applicable), credit report and settlement statement, is consistent with the underwriting decision and final terms of such option. For avoidance of doubt, the following files will be reviewed to confirm their existence and consistency with the data tape provided:

i.	1008 (applicable to HomeBuyer)
ii.	Application
i.	The applicant can be found as its own document or in the Offer Package
iii.	Senior Mortgage Statements (applicable to New HomeOwner and HomeOwner)
iv.	Credit Report
v.	Home Inspection Present (if applicable)
vi.	Appraisal Present
vii.	Hazard Insurance (if applicable)
i.	As of May 2021, proof of hazard insurance was no longer required
viii.	Income/Asset Verification Present
i.	If applicable, the asset statement only needs to show the financial institution, balance and applicant name. Not every page of the statement is required.
ix.	Settlement Statement
i.	For HomeBuyer, a Closing Disclosure can be accepted in lieu of a Settlement Statement
x.	Signed Offer Letter

i.	HomeBuyer deals used a Conditional Approval Package (CAP) in lieu of an Offer Package
ii.	While some Addendums and Schedule of Debts may be included in an Offer Package, they were not required to be executed with the Offer Package (required only during Closing)
xi.	Signed Conditions of Offer
i.	HomeBuyer deals used a Conditional Approval Package (CAP) in lieu of an Offer Package
xii.	Signed Important Information Notice and Total Unison Cost Estimate (TUCE) (applicable to New HomeOwner and HomeOwner)
xiii.	Executed Funding Package
xiv.	Recorded Memorandum
xv.	Recorded Security Instrument
xvi.	Recorded Assignment(s) (Only applicable for assets where Initial Investment Fund Number = 4)

c. Insurance Review

Opus will review the contract files to verify that all required insurance was in place at origination and conformed to the underwriting guidelines. For avoidance of doubt, this includes confirming:

i.	Hazard insurance was in force at the time of origination for each property prior to May 2021
ii.	Flood insurance is present for all properties where any part of the structure is located in a Special Flood Hazard Area (SFHA)

d. Origination Appraisal Review

Opus will review the appraisal conducted at the time of origination to verify:

i.	The subject property address is correct
ii.	All subject buildings included in the collateral are included in the appraisal
iii.	The property condition rating is acceptable

Note that if there are multiple appraisals provided, information from the most recent appraisal will be used to determine property conditions and property types.

e. Data Tape Review

Opus will verify, validate and recalculate (if applicable) the following data tape fields:

i.	Program name
ii.	Qualifying FICO at origination

iii.	Original investment price
iv.	Original agreed value
v.	Property value at origination
vi.	Debt limit (CLTV)
vii.	Pricing ratio
viii.	Investor percentage
ix.	Effective date
x.	Expiration date
xi.	Term
xii.	Repurchase lockout
xiii.	Homeowner equity at origination
xiv.	CBSA
xv.	State
xvi.	Occupancy status
xvii.	Property type
xviii.	Property condition
xix.	Number of units
xx.	AVM
xxi.	Current intrinsic value
xxii.	Initial Investment Fund Number

f. Tax and Title Review

Client will order a title search. Opus will confirm Unison has a lien position and ensure unreleased prior liens and delinquent taxes prior to Unison’s effective date has been resolved. Any lien added post effective date can be accepted.

g. Intrinsic Value Review

Opus will review the AVMs used in Unison’s proprietary valuation approach to recalculate the intrinsic value of each option contract.

Exhibit 1

Guidelines and Calculations

a.	Investor Guidelines (April 2019 – April 2022)

Owner-occupied		Non-Owner Occupied		Portfolio
	HomeOwner	HomeBuyer[3]	HomeOwner	HomeBuyer	
Maximum Investment Size ($)	$500,000	$1,000,000	$500,000. Cannot exceed homeowners equity.	$1,000,000. Cannot exceed homeowners equity.	
Maximum Price Appreciation	70%	70%	70%	70%	70%
Maximum Investment as % of Property	20.0%	20.0%	14.0%	15.6%	
Maximum Term	Life of applicant	Life of applicant	30 years	30 years	Life of applicant
Minimum Pricing	3.0x	2.5x	5.0x	4.5x	3.5x weighted average
Property Exclusions	Log homes, houseboats, commercial properties[1], condo-hotels, agricultural properties, halfway homes, co-ops, geodesic homes, bed & breakfasts, boarding homes, mobile homes, tenency in common				
Due Diligence	Inspection and appraisal required, income and asset verification required - All documents required.				
Property Condition	C4 (Fannie Mae UAD Field-Specific Standardization requirements) or higher.				
Debt Limit	75%	85%	65%	75%	
Minimum Homeowner Equity	10.0%	5.0%	20.0%	12.5%	
Max # of Units	2	4	4	4	
Minimum US FICO Score	620	620	680	680	Weighted Average
Minimum Canada FICO Score	680	680	N/A		680
Residency Requirements	Homeowner must possess a valid SSN and/or Green Card in the United States. Homeowner must possess a valid SIN and be a permanent resident in Canada.				
Metro Concentration Limit	No more than 15% of the value at cost of the total assets held in the fund shall be in any single US market (CBSA) and no more than 35% in California. No more than 7% of the value at cost of the total assets held in the fund shall be in any single Canadian market (CMA).				
Minimum Mortgage Maturity	Minimum of 3 years remaining.				
Country Limit	No more than 20% of the portfolio may be invested in Canada.				
Non-owner Occupied Limit	Non-owner occupied is not permitted in Canada. Non-owner occupied may be up to 20% of the fund. Non-owner occupied HomeOwner may not be more than 10% of the fund.				
Minimum Floor and Buyout Blackout	3-year. Where investment exceeds homeowner equity minimum floor is 5-years.	3-year	5-year	5-year	
Property Approval	All investments must be Greenlight approved.[2]				
Lien Restriction	No private party liens on property, no property tax in arrears.				
Title Restriction	No investments where the primary applicant or titleholder is a corporation.				
Indivivual Owner Exposure	The fund may not have exposure to any one individual in excess of 4 properties, or more than $2mm in investment, at cost.				

[1] Properties that are primarily residential (Greater than 70% of square footage is residential, are not considered to be commercial if there is commercial space within the property).

[2] Greenlight auto-approved approximately 90% of all inquiries. Any property that is manually escalated and approved is considered to be Greenlight approved for the purposes of these investment guidelines.

[3] Unison's New HomeOwner product is afforded the same guidelines as Unison's HomeBuyer product. Unison New HomeOwner is defined as any transaction in which the home was purchased within 12 months of closing a Unison investment. At Unison Investment Management's discretion, the appraisal, inspection and all closing docs from the purchase can be utilized.

b.	Investor Guidelines (May 2022 – December 2022)

Owner-occupied		Non-Owner Occupied		Portfolio
	HomeOwner	HomeBuyer[2]	HomeOwner	HomeBuyer	
Maximum Investment Size	$500,000	$1,000,000	$500,000. Cannot exceed homeowners equity.	$1,000,000. Cannot exceed homeowners equity.	
Maximum Share of Price Appreciation	70%	70%	70%	70%	70%
Maximum Investment as % of Property	20.0%	20.0%	14.0%	15.6%	
Maximum Term	Life Estate	Life Estate	30 years	30 years	Life Estate
Minimum Pricing	3.0x	2.5x	5.0x	4.5x	3.5x weighted average
Property Exclusions	Log homes, houseboats, commercial properties[3], condo-hotels, agricultural properties, halfway homes, co-ops, geodesic homes, bed & breakfasts, boarding homes, mobile homes, tenancy in common.				
Due Diligence	Inspection and appraisal required, income and asset verification required. All documents (including insurance policy) required, except that with in the case of Homeowner FICO greater than 760 and combined LTV less than 50%, home value encumbrance, credit profile of the consumer, and potentially other factors will determine what documentation will be required. No more than 1% of the total number of properties related to Unison Agreements can have a missing insurance policy at any time. Quarterly internal reviews will be conducted in order to verify that not more than 1% of the total number of properties related to Unison Agreements has a missing insurance policy. Hybrid appraisal eligibility requirements: (i) have either (a) an Appraisal Storm Std. of less than or equal to 30th percentile of the Std. distribution, or (b) an AVM range-over-median of less than or equal to 7.5%; (ii) have at least 4 AVMs returned when running Appraisal Storm; and (iii) have a post-close combined LTV of less than or equal to 50%.				
Property Condition	C4, or, in the case of properties with combined LTV less than 50%, equivalent of C4 (Fannie Mae UAD Field-Specific Standardization requirements) or higher				
Debt Limit	75%	85%	65%	75%	
Minimum Homeowner Equity	10.0%	5.0%	20.0%	12.5%	
# of Units	2	4	4	4	
Minimum US FICO Score	620	620	680	680	Weighted Average
Minimum Canada FICO Score	680	680	N/A		680

2 Unison's New HomeOwner product is afforded the same guidelines as Unison's HomeBuyer product. Unison New HomeOwner is defined as any transaction in which the home was purchased within 12 months of closing a Unison investment. At Unison Investment Management's discretion, the appraisal, inspection and all closing docs from the purchase can be utilized.

3 Properties that are primarily residential (greater than 70% of square footage is residential) are not considered to be commercial if there is commercial space within the property.

c.	Additional Notes and Calculations

HomeOwner + New HomeOwner

●	Debt Limit = Combined Loan to Value (CLTV)
○	CLTV = (Sum of all post close senior lien balances) / Property Value at Origination)
○	CLTV specifically refers to Post Close Combined Loan to Value
○	Please allow for a 1% degree of freedom
○	Sum of all post close senior lien balances accounts for all payoffs and paydowns
■	The mortgage/lien paydown or payoff amount can be identified on the schedule of debts in the funding package provided. Please verify the creditor and account numbers on the schedule of debts matches the credit report or mortgage statement to ensure the paydown is for the subject property.
■	Unison’s investment must not be included in the CLTV calculation
○	The mortgage used to calculate the sum of all post close senior lien balances uses the lower value between mortgage balance on the credit report and the mortgage balance from the mortgage statement. Exceptions include:
■	A mortgage statement may be used if a deferred balance is present on the mortgage statement. In which case the deferred balance must be added to the mortgage balance.
■	A closing disclosure may be used if the mortgage was recently (within the last 6 months) refinanced or newly originated
■	A credit supplement may be used if the mortgage has existed for more than 6 months but did not appear on the initial credit report
○	To verify that a mortgage is for the subject property, match the mortgage origination month and original balance on the credit report to the corresponding fields on the title report. Note that only mortgages for the subject property can count towards the sum of all post close senior lien balances
■	The origination month may differ by roughly +-2 months due to recording delays
■	There may be some variation in the origination balance on the title report and the original balance on the credit report if the credit report identifies “purchase money first”
■	The current balance must be used in CLTV calculation, not the original balance at the Option origination
○	If a line of credit (HELOC) is available for the subject property, the full credit limit will be included in the sum of all post close senior lien balances
○	Any liens on the title report prior to the effective date must count towards sum of all post close senior lien balances unless it was paid off
○	The property value at origination is determined by the appraised value in the appraisal
■	Some assets may have multiple appraisals, in which case the property value at origination is set as the average of the appraised values
■	If an OAV addendum is present in the closing documents, it will take precedence and determine the property value at origination
○	Example:
■	Property Value at Origination: $1,000,000
■	Mortgage Balance: $800,000
■	Mortgage Paydown Amount: $50,000
■	CLTV = ($800,000 - $50,000) / $1,000,000 = 75%
●	Qualifying FICO (April 2019 - April 2020)
○	1 Applicant: qualifying FICO is the median FICO in the credit report
○	2 Applicants: qualifying FICO is the lower median of the 2 applicants
■	If one applicant’s median FICO is lower than 620, use the other applicant’s median FICO

■	If an applicant’s income was not provided, their FICO was not required
○	If an applicant only has 2 FICOs on their credit report, use the lower FICO
●	Qualifying FICO (May 2020 - December 2022)
○	1 Applicant: qualifying FICO is the median FICO in the credit report
○	2 Applicants: qualifying FICO is the higher median of the 2 applicants
■	If an applicant’s income was not provided, their FICO was not required
○	If an applicant only has 2 FICOs on their credit report, use the lower FICO
●	Recorded Assignments
○	Only applicable for assets where Initial Investment Fund Number = 4
○	Assets where Initial Investment Fund Number = 100 do not require recorded assignments
●	Home Inspections
○	Home inspections were not required beginning May 2021 for assets that met the following criteria:
■	Appraisal condition of C3 or greater
■	Property type is a PUD, condominium, or townhouse
■	Property has an effective year built in, or after, 1980

HomeBuyer

●	Debt Limit = Combined Loan to Value (CLTV)
○	CLTV = (Sum of all post close senior lien balances) / Property Value at Origination)
○	CLTV specifically refers to Post Close Combined Loan to Value
○	Please allow for a 1% degree of freedom
○	The mortgage amount used to calculate the sum of all post close senior lien balances can be found in Form 1008 or Form 1004
○	The property value at origination is determined by the sale price found in Form 1008 or Form 1003
■	If applicable, the seller concession (also referred to as seller subsidy or credit to buyer) or temporary rent will be subtracted from the sale price to determine property value at origination
●	The seller concession can be found in the purchase agreement, residential sale contract, or final settlement statement from the escrow company
■	If the sale price listed on Form 1008 or Form 1003 is less than the appraised value, the appraised value will be set as the property value at origination
■	The mortgage lien at Unison origination will not be on the Credit Report at the time of origination
●	Qualifying FICO
○	Qualifying FICO is stated on Form 1008 or Form 1003 in the “Representative Credit/Indicator Score” field
○	A credit report is not required

Intrinsic Value

●	Intrinsic Value = (Current AVM - Original Agreed Value) * Investor Percentage + OIP
○	Beginning October 2020, Original Agreed Value = Property Value at Origination * 97.5%

Investment as Percent of Property

●	Investment Percent of Property = (OIP / Property Value at Origination) * 100

Investor Percentage

●	Investor Percentage = Investment as Percent of Property * Pricing Ratio

HomeOwner Equity

●	HomeOwner Equity = 100 - (CLTV% + Investment as Percent of Property)

Program Floor

●	Investment as Percent of Property ≥ HomeOwner Equity = 5 years
●	Investment as Percent of Property < HomeOwner Equity = 3 years

Property Type

●	Found in the appraisal report provided
●	Mobile Home / Manufactured Home may be accepted if the appraisal meets the following criteria:
○	Property Rights Appraised: Fee Simple
○	Units = 1
○	Type = Detached

Occupancy Status

●	Found in the Application, under “Property will be:”, “Property Use”, or “Occupancy Status”
●	Also confirmed via the Appraisal, under “Occupant”

Residency Status

●	SSN can be found in the credit report provided

d.	Updated Guidelines

a.	Updated Guidelines as of 2/15/2023
i.	The risk adjustment increased from 2.5% to 5%
ii.	No buyout restriction during program floor
iii.	Original Appraised Property Value (OAPV) as Program Floor Basis
1.	At minimum, payout to Unison will be based on the appraised value at origination. Previously, it was based on the discounted value of the original appraisal.
iv.	Equity Appreciation limit implemented
1.	Maximum Appreciation Factor - 20%
b.	Updated guidelines as of 2/27/2023
i.	Home inspections only needed to be ordered for properties in C4 condition, not a Condo or PUD, and built before 1980.
c.	Updated guidelines as of 6/6/2023
i.	Digital home inspections eliminated for all deals that went to PDD on or after this date. All deals required a traditional home inspection.
ii.	Origination fee increased from 3% to 3.9%
iii.	Max Investor Percentage changed from 70% to 60%
d.	Update guidelines as of 12/1/2025
i.	Updated Document Collections policy allowing only one paystub if qualifying with base salary only
e.	Updated guidelines as of 3/7/2026
i.	PACE liens are not eligible senior liens
f.	Updated guidelines as of 4/22/2026
i.	Deferred balances from forbearance no longer required to be paid off
g.	Updated guidelines as of 4/27/2026
i.	No longer allow investment properties

Sampling Information

Tape Discrepancies

Title Lien Review

Pool Details

Option Grading Definitions

Option Review Findings

After completing a credit underwriting and valuation review of the 356 Home Equity Investments, 354 Investments had a rating grade of “1”, 1 Investment had a rating grade of “2”, 1 Investment had a rating grade of a “3.

Option Reviewed (356)

FRX-501487	FRX-470657	FRX-454880	FRX-438329	FRX-422141	FRX-404898	FRX-386655	FRX-228318
FRX-500809	FRX-469978	FRX-454326	FRX-438082	FRX-422065	FRX-404485	FRX-386361	FRX-228124
FRX-499234	FRX-469123	FRX-453717	FRX-436290	FRX-421705	FRX-404042	FRX-385831	FRX-226621
FRX-499064	FRX-468663	FRX-453674	FRX-435962	FRX-421544	FRX-403578	FRX-385271	FRX-226609
FRX-498823	FRX-468450	FRX-453164	FRX-435639	FRX-421239	FRX-403402	FRX-385156	FRX-226223
FRX-498503	FRX-468368	FRX-453150	FRX-434771	FRX-421121	FRX-403379	FRX-385081	FRX-225416
FRX-497889	FRX-468363	FRX-452895	FRX-434713	FRX-420930	FRX-402011	FRX-384925	FRX-222041
FRX-497748	FRX-467956	FRX-452359	FRX-434610	FRX-420870	FRX-401354	FRX-384720	FRX-221121
FRX-497686	FRX-467933	FRX-452066	FRX-434182	FRX-420713	FRX-401308	FRX-384659	FRX-217009
FRX-496643	FRX-467206	FRX-451073	FRX-433963	FRX-419703	FRX-400446	FRX-379299	FRX-186391
FRX-496273	FRX-466892	FRX-450654	FRX-433616	FRX-418308	FRX-400298	FRX-378727	FRX-181877
FRX-494537	FRX-466835	FRX-449841	FRX-433213	FRX-417199	FRX-399281	FRX-305049	FRX-181130
FRX-494452	FRX-466744	FRX-449765	FRX-433036	FRX-416490	FRX-398664	FRX-288832	FRX-180466
FRX-494366	FRX-466459	FRX-449711	FRX-432964	FRX-416311	FRX-398660	FRX-285697	FRX-177881
FRX-493803	FRX-466230	FRX-449316	FRX-432845	FRX-415589	FRX-398619	FRX-280882	FRX-177316
FRX-489311	FRX-466207	FRX-448325	FRX-432589	FRX-414995	FRX-398135	FRX-280709	FRX-177186
FRX-488956	FRX-466055	FRX-447967	FRX-432213	FRX-414579	FRX-397662	FRX-280128	FRX-175452
FRX-488076	FRX-465973	FRX-447554	FRX-432146	FRX-414466	FRX-397392	FRX-280062	FRX-175235
FRX-487866	FRX-465865	FRX-446993	FRX-431713	FRX-414420	FRX-397370	FRX-278650	FRX-173999
FRX-486386	FRX-465659	FRX-446179	FRX-431592	FRX-414195	FRX-397232	FRX-272820	FRX-173005
FRX-486377	FRX-465549	FRX-446163	FRX-431333	FRX-413971	FRX-397013	FRX-271120	FRX-172700
FRX-486126	FRX-465500	FRX-446151	FRX-431306	FRX-413081	FRX-396768	FRX-270789	FRX-171060
FRX-486027	FRX-465492	FRX-445998	FRX-430805	FRX-413076	FRX-396149	FRX-270641	FRX-168751
FRX-484276	FRX-465313	FRX-445885	FRX-430021	FRX-413041	FRX-395813	FRX-268715	FRX-167256
FRX-483885	FRX-465257	FRX-445776	FRX-429096	FRX-412961	FRX-395482	FRX-263714	FRX-166963
FRX-483844	FRX-465088	FRX-445682	FRX-428845	FRX-412553	FRX-395071	FRX-258475	FRX-164944
FRX-483698	FRX-464417	FRX-445660	FRX-428682	FRX-412491	FRX-394373	FRX-257952	FRX-161061
FRX-483100	FRX-464375	FRX-445528	FRX-428595	FRX-411790	FRX-393662	FRX-256622	FRX-158294
FRX-482679	FRX-462884	FRX-445183	FRX-428593	FRX-410317	FRX-392674	FRX-256342	FRX-157966
FRX-481866	FRX-462058	FRX-444858	FRX-428468	FRX-410064	FRX-392572	FRX-254112	FRX-156917
FRX-481338	FRX-461372	FRX-444054	FRX-427804	FRX-409988	FRX-391967	FRX-253682	FRX-156159
FRX-481253	FRX-461315	FRX-444000	FRX-427673	FRX-409425	FRX-391476	FRX-253275	FRX-153578
FRX-480496	FRX-461290	FRX-443029	FRX-426123	FRX-409103	FRX-391306	FRX-249667	FRX-151695
FRX-480250	FRX-460943	FRX-442764	FRX-425891	FRX-408447	FRX-390995	FRX-247732	FRX-149752
FRX-478790	FRX-460512	FRX-441797	FRX-425710	FRX-407772	FRX-390989	FRX-244288	FRX-144830
FRX-478521	FRX-460263	FRX-441794	FRX-425624	FRX-407059	FRX-389956	FRX-241565	FRX-137845
FRX-477028	FRX-459856	FRX-441762	FRX-425399	FRX-406425	FRX-389524	FRX-241162	FRX-137662
FRX-476844	FRX-458738	FRX-440198	FRX-424616	FRX-406261	FRX-389333	FRX-236061	FRX-128073
FRX-476792	FRX-457530	FRX-440175	FRX-424377	FRX-406027	FRX-388581	FRX-234208	FRX-121664
FRX-475790	FRX-457444	FRX-440030	FRX-424237	FRX-405851	FRX-388569	FRX-233941	FRX-114775
FRX-475100	FRX-457247	FRX-439713	FRX-424012	FRX-405685	FRX-388536	FRX-233487	FRX-114278
FRX-473542	FRX-456870	FRX-439448	FRX-423748	FRX-405592	FRX-388330	FRX-233367
FRX-473486	FRX-455743	FRX-438899	FRX-422958	FRX-405544	FRX-387322	FRX-228670
FRX-473310	FRX-455342	FRX-438350	FRX-422388	FRX-405402	FRX-386700	FRX-228343
FRX-401097	FRX-440592	FRX-465157	FRX-051803	FRX-066430	FRX-084175	FRX-100657

If you have any questions, please contact Uriah Clavier at Uriah.Clavier@opuscmc.com.

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